ACCOUNTS RECEIVABLE Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of accounts receivable
Financing Receivables		$ 0
Accounts receivables, net	$ 168,503	143,798
Trade receivables [Member]
Components of accounts receivable
Accounts receivable, gross	137,963	121,384
Less: allowance for doubtful accounts	(1,827)	(2,486)	$ (2,088)	$ (2,275)
Accounts receivables, net	136,136	118,898
Sales taxes receivable [Member]
Components of accounts receivable
Accounts receivable, gross	3,120	2,808
Financing Receivable [Member]
Components of accounts receivable
Financing Receivables	1,442
Other receivables [Member]
Components of accounts receivable
Other receivables	23,397	16,761
Research Tax Credit Carryforward [Member]
Components of accounts receivable
Accounts receivable, gross	$ 4,408	$ 5,331